SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
NOTE 17 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the condensed consolidated balance sheet date through May 24, 2021, (the condensed consolidated financial statement issuance date), determining no additional events required disclosure.

The Company has evaluated subsequent events from the consolidated balance sheet date through April 14, 2021 (the consolidated financial statement issuance date) and noted the following disclosures:

Reverse Common Stock Split

On October 8, 2020, the Company’s majority stockholder approved a 1-for-15 reverse common stock split (the “Reverse Stock Split”). On February 5, 2021, the Company effected the Reverse Stock Split and started trading post split.

Binding Letter of Intent

On February 17, 2021, the registrant entered into a binding letter of intent to acquire all of the issued and outstanding securities of Horizon Aircraft Inc. (“Horizon”).

Pursuant to the binding letter of intent, the registrant shall acquire all of the issued and outstanding common shares of Horizon in exchange for 5,000,000 common shares of the registrant.

If, following the Closing, Horizon develops a 1:2 scale test prototype of an eVTOL aircraft that can fly in accordance with mutually agreed upon parameters (a ”Working Prototype”), then (X) if the Working Prototype is developed within 12 months following Closing, the registrant shall issue the current shareholders of Horizon an additional 2,000,000 common shares of the registrant or (Y) if the Working Prototype is developed within 18 months following Closing, the registrant shall issue the current shareholders of Horizon an additional 1,500,000 common shares of the registrant.

Binding Letter of Intent (continued)

The registrant will provide Horizon with a minimum of USD $1,500,000 to be used as a first year operating budget and will advance (A) an amount mutually agreed upon by the registrant and Horizon to fund Horizon’s 60 day budget, within one week of the execution of the binding letter of intent; (B) USD $750,000 subtracted by the initial advance outlined in (A) at Closing, and (C) USD $750,000 on the three month anniversary of Closing.

Horizon shareholders will enter into customary lock-up agreements whereby they agree not to sell or dispose of the registrant’s common shares received in the exchange for varying periods of time. The registrant agrees to include the registrant’s common shares held by E. Brandon Robinson and Seaview Capital in any registration filed by the registrant under applicable Canadian securities laws or U.S. securities laws.

Effective on Closing, the registrant shall have entered in employment agreements with certain key employees of Horizon. Additionally, the registrant shall appoint one nominee of Horizon to the registrant’s board of directors.

Business Advisory Agreement

On February 10, 2021, the registrant entered into Business Advisory Agreements with SBC Investments Ltd. and KTAP LLC (“KTAP”) to provide such advice and services to the registrant as may be reasonably requested by the registrant concerning equity and/or debt financings, strategic planning, merger and acquisition possibilities and business development activities. The term of the agreements is for twelve months and shall automatically renew for additional one year periods unless terminated in writing not less than thirty days prior to the expiration date.

The registrant shall pay SBC Investments Ltd. a one-time fee of 1,500 Series B preferred shares of the registrant for the introduction and subsequent closing of the acquisition of Horizon. The fee will be payable once the acquisition has closed and $5,000,000 has been raised. The registrant shall pay SBC Investments a fee equal to five percent of equity the registrant issued in an equity financing on which SBC Investments worked. At SBC Investments discretion, the fee shall be paid in cash or in the same form of the registrant’s equity issued in the equity financing.

If the registrant completes a business combination, other than Horizon, with a public or private company on which SBC Investments worked, the registrant shall pay SBC Investments a fee equal to 2.5% of the registrant’s issued and outstanding common stock, on an as-converted, fully diluted basis. The fee shall be deemed and earned and payable upon the closing of the business combination.

The registrant shall pay KTAP LLC a one-time fee of 200,000 common shares of the registrant due upon the milestones agreement between the registrant and KTAP. The registrant shall pay KTAP a fee equal to one percent of equity the registrant issues in an equity financing on which KTAP worked. At KTAP’s discretion, the fee shall be paid in cash or in the same form of the registrant’s equity issued in the equity financing.

If the registrant completes a business combination with a public or private company on which KTAP worked, the registrant shall pay KTAP a fee equal to 0.5% of the registrant’s issued and outstanding common stock, on an as-converted, fully diluted basis. The fee shall be deemed and earned and payable upon the closing of the business combination.

Business Advisory Agreement (continued)

Both advisors agreed not to introduce the registrant to any potential financing source who is a U.S. Person and will not engage in any ”directed selling efforts” in the United States.

The registrant granted both advisors piggyback registration rights.

Placement Agent Agreement

On February 8, 2021, the registrant entered into a Placement Agent Agreement with Kingswood Capital Markets (“Kingswood”), a division of Benchmark Investments, Inc. whereby Kingswood shall serve as the exclusive placement agent of the registrant, on a ”reasonable best efforts” basis. The terms of the placement and the securities shall be mutually agreed upon by the registrant and the purchasers.

The registrant shall pay Kingswood a cash fee equal to an aggregate of eight percent of the aggregate gross proceeds raised in the placement. The cash fee shall be paid at the Closing of the placement. As additional compensation, at Closing, the registrant shall issue to Kingswood or its designees warrants to purchase shares of the registrant’s common stock equal to five percent of the agreement number of the common stock sold in the placement. The exercise period of the warrants shall be four and a half years commencing six months from the effective date of the placement and the exercise price of the warrants shall be equal of 110% of the price per common share of the securities sold in the placement. The warrants shall have registration rights and customary anti-dilution provisions and protection.

Kingswood shall have tail financing rights for six months following the termination of the Placement Agent Agreement. Additionally, Kingswood shall have right of first refusal to act as sole investment banker, sole book-runner and/or sole placement agent for a period of six months after the offering is completed.

Partial Sale of the 8% Senior Secured Convertible Promissory Note

The Investor entered into a Note Purchase Agreement with an independent third party investor to sell $800,000 principal amount of the 8% Senior Secured Convertible Promissory Note in three tranches starting January 15, 2021. The tranches are 30 days apart and the principal amounts sold are $300,000 in the first tranche, $300,000 in the second tranche and $200,000 in the third tranche. With the sale of the third tranche, the original Investor had completely disposed of its Note holdings.

The independent third party investor subsequently sold $300,000 in principal amount of the Note to SBC on February 12, 2021 and additionally sold $200,000 in principal amount of the Note to SBC on March 12, 2021.

On February 12, 2021, SBC converted $300,000 principal amount of the Note at $0.60 into 500,000 shares. On March 12, 2021, SBC converted $200,000 in principal amount of the Note and $3,945 in accrued interest at $0.60 per share into 339,908 of the Company’s common stock.

Issuance of 8% Senior Secured Convertible Promissory Note, dated March 5, 2021

On March 5, 2021, the Company issued an 8% Senior Secured Convertible Promissory Note (“Note”) in the aggregate principal amount of $1,250,000 less commissions and expenses of $25,000. The Note matures in six months on September 5, 2021.

Issuance of 8% Senior Secured Convertible Promissory Note, dated March 5, 2021 (continued)

The note is convertible into common shares of the Company at a price which is the lower of: (i) 80% of the lowest volume weighted average price in the five trading days prior to the date of the lender’s notice of conversion and (ii) $4.25. The Company is subject to certain penalties if the shares are not issued within two business days of receiving the conversion notice. Pursuant to a Security Agreement between the Company and the Investor (the “Security Agreement”), the Company has granted to the Investor a security interest in its assets to secure repayment of the Notes. The Company must reserve an amount of shares equal to 500% of the total amount of shares issuable upon full conversion of the promissory note. The Company meets this requirement since it has 250,000,000 common shares authorized and as of April 14, 2021, 174,034,699 shares are available to be issued.

As additional consideration for the investment, the Company issued a Warrant to acquire up to an aggregate of 120,000 shares of the Company’s common stock at an exercise price of $5.00 per share. The Warrant is exercisable by the Investor beginning on the Effective Date through the fifth year anniversary thereof. The Warrant fair value of $524,904 was calculated using the Black Scholes Model. The inputs for the model were: stock price, $4.66, exercise price, $5.00, time to expiration, 5 years, stock volatility, 169%, 5 Year Constant Maturity Treasury Rate, 0.382% and no dividends.

The Note has a BCF, which was valued, along with the warrants, on a relative fair value method. The warrant fair value was $369,671 (limited by the relative fair value calculation) and the BCF fair value was $488,788 for a total debt discount of $858,459. The exercise price was $4.25 per share which converts into 294,118 common shares. The common stock price at the valuation date was $4.66 per share, and the effective conversion price was calculated as $2.99, so that the BCF was calculated to be $1.67 per share valuing the BCF at $488,788.

Additional Stock Issuances

On January 6, 2021, the Company issued 14,493 common shares to SRAX, Inc. for payment of services, which include investor intelligence, investor relations and marketing.

On January 11, 2021, the Investor converted $29,175 of the principal amount of the 8% Senior Secured Convertible Promissory Note at $0.4376 into 66,667 shares of the Company’s common stock.

On January 11, 2021, the Company put 40,000 common shares at $2.439 under the Equity Purchase Agreement and received $97,313 in net proceeds.

On January 19, 2021, the Company put 40,000 common shares at $2.8496 under the Equity Purchase Agreement and received $113,735 in net proceeds.

On January 20, 2021, the Investor converted $60,600 of the principal amount of the 8% Senior Secured Convertible Promissory Note at $0.4545 into 133,333 shares of the Company’s common stock.

On January 22, 2021, a third party investor who had purchased $800,000 in principal amount of the 8% Senior Secured Convertible Promissory Notes from the original Investor, converted $30,000 of the principal amount of the 8% Senior Secured Convertible Promissory Note at $1.20 into 25,000 shares of the Company’s common stock.

On January 25, 2021, the same third party investor converted $300,000 of the principal amount of the 8% Senior Secured Convertible Promissory Note at $0.60 into 500,000 shares of the Company’s common stock

Additional Stock Issuances (continued)

On January 26, 2021, two Series B Preferred investors converted 9,500 shares of the Series B Preferred into 844,233 shares of the Company’s common stock.

On January 29, 2021, the Company put 40,000 common shares at $2.5905 under the Equity Purchase Agreement and received $103,368 in net proceeds.

On January 29, 2021, the Investor converted $44,850 of the principal amount of the 8% Senior Secured Convertible Promissory Note at $0.4545 into 98,679 shares of the Company’s common stock.

On February 9, 2021, the Investor converted $37,158 of the principal amount of the 8% Senior Secured Convertible Promissory Note at $0.4545 into 81,755 shares of the Company’s common stock.

On February 12, 2021, SBC converted $300,000 principal amount of the Note at $0.60 into 500,000 shares. On March 12, 2021, SBC converted $200,000 in principal amount of the Note and $3,945 in accrued interest at $0.60 per share into 339,908 of the Company’s common stock.

Complete Conversion of the 8% Senior Secured Convertible Promissory Note

As of March 12, 2021, the last conversion of $200,000 in principal amount of the Note, both tranches of the Note have been completely converted into common stock.